Non-current and current Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other provisions [abstract]
Summary of Changes in Provisions
Changes in provisions

($ in millions)	As of Jan. 1, 2021	Additions	Release	Consumption	Currency translation adjustment	Reclassi- fications	As of Dec. 31, 2021
Current	23.0	11.9	(5.6)	(12.2)	(0.5)	(0.5)	16.1
Non-current	13.2	3.9	(3.0)	(4.2)	(0.7)	0.1	9.3

($ in millions)	As of Jan. 1, 2020	Additions	Release	Consumption	Currency translation adjustment	Reclassi- fications	As of Dec. 31, 2020
Current	22.5	16.4	(1.7)	(12.5)	1.0	(2.6)	23.0
Non-current	22.2	11.1	(10.3)	(5.2)	0.9	(5.6)	13.2

Summary Provisions by Nature
Provisions by nature

	As of Dec. 31, 2021			As of Dec. 31, 2020
($ in millions)	Current	Non-current	Total	Current	Non-current	Total
Non-tax litigation	0.2	0.3	0.5	0.3	1.2	1.5
Uncertain tax positions and related interest	5.3	0.1	5.4	9.3	0.0	9.3
Other operating items	9.4	6.8	16.2	8.6	10.7	19.4
Other non-operating items	1.2	2.2	3.4	4.7	1.2	6.0

Total	16.1	9.3	25.5	23.0	13.2	36.2